Brick Top Productions, Inc. - Consolidated Balance Sheets (historical) - Parenthetical (USD $)	Sep. 30, 2013 Brick Top	Dec. 31, 2012 Brick Top	Sep. 30, 2013 S & G Holdings	Dec. 31, 2012 S & G Holdings	Sep. 30, 2013 Pro forma Adjustments	Dec. 31, 2012 Pro forma Adjustments	Sep. 30, 2013 Pro forma	Dec. 31, 2012 Pro forma
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0	0	0	0	0	0
Preferred Stock, Shares Outstanding	0	0	0	0	0	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares Issued	29,692,000	29,692,000	29,692,000	29,692,000	29,692,000	29,692,000	29,692,000	29,692,000
Common Stock, Shares Outstanding	29,643,500	29,643,500	29,643,500	29,643,500	29,643,500	29,643,500	29,643,500	29,643,500